Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Alpha Tau Medical Ltd.
Trading Symbol	DRTS
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	69,105,000
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Alpha Tau Medical Ltd. (the “Company”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 9, 2023 (the “Original Filing”). The Company is filing this Amendment to amend Item 5. Operating and Financial Review and Prospects solely to provide the location of information pertaining to the Company’s Operating and Financial Review and Prospects the year ended December 31, 2020. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to the Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).Except as described above, the Amendment speaks as of the original date of the Original Filing and does not, and does not purport to, amend, update or restate any information set forth in the Original Filing or reflect any events that occurred subsequent to the filing of the Original Filing on March 9, 2023. Accordingly, the Amendment should be read in conjunction with the Original Filing and with any reports furnished by the Company to the SEC subsequent to the Original Filing.
Entity Central Index Key	0001871321
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41316
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Postal Zip Code	9777605
Entity Address, Country	IL
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Firm ID	1281
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Postal Zip Code	9777605
Entity Address, Country	IL
Contact Personnel Name	Uzi Sofer
City Area Code	+972
Local Phone Number	(3) 577-4115